Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated February 7, 2022The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Limited Term California Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective February 9, 2022, the Average Annual Total Returns table appearing under the heading “Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass AReturn Before Taxes2/25/20041.04%3.36%3.57%Return After Taxes on Distributions1.023.343.57Return After Taxes on Distributions and Sale of Fund Shares1.593.223.54Class C2/25/20042.023.043.17Class Y11/29/20104.014.114.09Class R65/24/20194.093.903.84S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)4.933.524.13Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes)4.292.813.03S&P Municipal California Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)4.112.70-1Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2The Fund elects to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.
Invesco Limited Term California Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated February 7, 2022The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Limited Term California Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective February 9, 2022, the Average Annual Total Returns table appearing under the heading “Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass AReturn Before Taxes2/25/20041.04%3.36%3.57%Return After Taxes on Distributions1.023.343.57Return After Taxes on Distributions and Sale of Fund Shares1.593.223.54Class C2/25/20042.023.043.17Class Y11/29/20104.014.114.09Class R65/24/20194.093.903.84S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)4.933.524.13Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes)4.292.813.03S&P Municipal California Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)4.112.70-1Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2The Fund elects to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Invesco Limited Term California Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.04%
5Years	rr_AverageAnnualReturnYear05	3.36%
10Years	rr_AverageAnnualReturnYear10	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.02%
5Years	rr_AverageAnnualReturnYear05	3.04%
10Years	rr_AverageAnnualReturnYear10	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2004
Invesco Limited Term California Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.01%
5Years	rr_AverageAnnualReturnYear05	4.11%
10Years	rr_AverageAnnualReturnYear10	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Invesco Limited Term California Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.09%	[1]
5Years	rr_AverageAnnualReturnYear05	3.90%	[1]
10Years	rr_AverageAnnualReturnYear10	3.84%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019	[1]
Invesco Limited Term California Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.02%
5Years	rr_AverageAnnualReturnYear05	3.34%
10Years	rr_AverageAnnualReturnYear10	3.57%
Invesco Limited Term California Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.59%
5Years	rr_AverageAnnualReturnYear05	3.22%
10Years	rr_AverageAnnualReturnYear10	3.54%
Invesco Limited Term California Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.93%	[2]
5Years	rr_AverageAnnualReturnYear05	3.52%	[2]
10Years	rr_AverageAnnualReturnYear10	4.13%	[2]
Invesco Limited Term California Municipal Fund | Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.29%	[2]
5Years	rr_AverageAnnualReturnYear05	2.81%	[2]
10Years	rr_AverageAnnualReturnYear10	3.03%	[2]
Invesco Limited Term California Municipal Fund | S&P Municipal California Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.11%	[2]
5Years	rr_AverageAnnualReturnYear05	2.70%	[2]
10Years	rr_AverageAnnualReturnYear10		[2]

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[2]	The Fund elects to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.